DWS Massachusetts Tax-Free Fund Annual Fund Operating Expenses - Classes ACS [Member] - DWS Massachusetts Tax-Free Fund	Jul. 27, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	September 30, 2027
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.25%
Component2 Other Expenses	0.03%
Component3 Other Expenses	0.30%
Other Expenses (as a percentage of Assets):	0.33%
Expenses (as a percentage of Assets)	0.98%
Fee Waiver or Reimbursement	(0.09%)
Net Expenses (as a percentage of Assets)	0.89%
Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.98%
Component2 Other Expenses	0.03%
Component3 Other Expenses	0.40%
Other Expenses (as a percentage of Assets):	0.43%
Expenses (as a percentage of Assets)	1.81%
Fee Waiver or Reimbursement	(0.17%)
Net Expenses (as a percentage of Assets)	1.64%
INST Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Component2 Other Expenses	0.03%
Component3 Other Expenses	0.33%
Other Expenses (as a percentage of Assets):	0.36%
Expenses (as a percentage of Assets)	0.76%
Fee Waiver or Reimbursement	(0.12%)
Net Expenses (as a percentage of Assets)	0.64%
Class S
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Component2 Other Expenses	0.03%
Component3 Other Expenses	0.35%
Other Expenses (as a percentage of Assets):	0.38%
Expenses (as a percentage of Assets)	0.78%
Fee Waiver or Reimbursement	(0.14%)
Net Expenses (as a percentage of Assets)	0.64%